Equity (Distributions) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016
Northern Tier Energy LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.38
Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.39
Incentive Distribution, Distribution		$ 0.8	$ 0.0
Subsequent Event [Member] | Northern Tier Energy LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit				$ 0.38
Subsequent Event [Member] | Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.4025			$ 0.7950